Schedule of Swiss Plan's Asset Allocation (Detail) - Fair Value, Inputs, Level 2	Jun. 30, 2019	Jun. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	100.00%	100.00%
Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	12.00%	12.00%
Equity Investments
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	50.00%	50.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	28.00%	31.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	7.00%	4.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	3.00%	3.00%